Related Party Transactions (Tables)	12 Months Ended
Sep. 30, 2021
Related Party Transactions [Abstract]
Schedule of nature of relationships with related parties
Name	Relationship with the Company
Taizhou Huadi Industrial Ltd. (“Taizhou Huadi”)	An entity 30% owned by Jueqin Wang
Huashang Micro Finance Co. (“Huashang”)	An entity 19% owned by the Company
Taizhou Huadi Material Technology Co.	An entity 100% owned by Yiyu Wang
Jueqin Wang	Principal shareholder of the Company
Di Wang	Principal shareholder of the Company
Huizhi Wang	Principal shareholder of the Company
Juelin Wang	Principal shareholder of the Company
Yiyu Wang	Immediate family member of majority shareholder of the Company
Bing Zhang	Principal shareholder of the Company

Schedule of net outstanding balances with related parties
Accounts	Name of related parties	2021	2020
Receivables from related parties:
Advances to suppliers	Taizhou Huadi Industrial Ltd.	$5,550,504	$5,342,512
Accounts receivable	Taizhou Huadi Industrial Ltd.	1,438,303	1,880,762
Other receivables	Huashang Micro Finance Co.	-	1,030,989
Accounts receivable	Taizhou Huadi Material Technology Co.	2,543,394	-
Liabilities to related parties:
Due to related parties	Di Wang	(155,198)	(147,284)
Due to related parties	Jueqin Wang	(359,716)	(341,374)
Due to related parties	Huizhi Wang	-	-
Due to related parties	Juelin Wang	-	-
Due to related parties	Yiyu Wang	-	(919,053)
Due to related parties	Bing Zhang	-	-